TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of Income Tax Expense

Figures in millions	US Dollars
	2020	2019	2018
South African taxation
Normal taxation	1	—	—
Prior year over provision	—	—	(2)
Deferred taxation
Other temporary differences (1)	74	(18)	(27)
Change in estimated deferred tax rate	—	(14)	7
	75	(32)	(22)
Foreign taxation
Normal taxation	553	299	243
Prior year under (over) provision	8	(1)	1
Deferred taxation
Temporary differences	9	(28)	(6)
Prior year (over) under provision	(6)	1	4
Change in estimate	(14)	9	(7)
Change in statutory tax rate	—	2	(1)
	550	282	234
	625	250	212

(1) Included in other temporary differences in South African taxation are deferred tax assets of $78m, which were derecognised during the fourth quarter of 2020; $9m thereof as part of the disposal of the South African assets and the remaining $69m on consideration of future recoverability.

Disclosure of Tax Rates

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2020	2019	2018

Implied tax charge at 28%	445	173	125
Increase (decrease) due to:
Expenses not tax deductible(1)	29	28	28
Share of associates and joint ventures' profit	(78)	(47)	(34)
Tax rate differentials(2) and withholding taxes	96	39	25
Exchange variations, translation and accounting adjustments	28	11	24
Current year tax losses not recognised (recognised) in deferred tax assets:
Obuasi mine	(6)	14	13
AngloGold Ashanti Holdings plc(3)	31	29	36
North America	4	6	6
Siguiri	(8)	—	—
Other	3	(2)	(1)
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(14)	(5)	—
Tax effect of retained SA items	16	3	(10)
Tax allowances	(1)	(1)	(2)
Derecognition of deferred tax assets	78	—	—
Impact of statutory tax rate change	—	2	(1)
Adjustment in respect of prior years	2	—	3
Income tax expense	625	250	212
(1) Includes corporate, exploration and non-tax deductible rehabilitation costs and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana and Guinea.

Disclosure of Unrecognised Tax Losses

Figures in millions	US Dollars
	2020	2019	2018
Analysis of unrecognised deferred tax assets
Tax losses available to be utilised against future profits
- utilisation required within one year	62	—	48
- utilisation required between one and two years	54	85	187
- utilisation required between two and five years	352	356	300
- utilisation required between five and twenty years	1,002	973	1,229
- utilisation in excess of twenty years	421	73	26
	1,891	1,487	1,790